ROPES & GRAY
                                 ONE INTERNATIONAL PLACE
                              BOSTON, MASSACHUSETTS  02110-2624

                                       (617) 951-7000
                                 FAX:  (617) 951-7050

                                          November 29, 2000

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   The Alliance Portfolios (the "Issuer")
      (File Nos. 811-05088 and 33-12988)--
      Alliance Short-Term U.S. Government Fund (the "Fund")

Ladies and Gentlemen:

     We are filing today, through EDGAR, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Rule"), the Fund's Annual Notice on Form 24F-2, making definite the number of shares registered under the Rule during the Funds' fiscal year ended August 31, 2000.

     Please note that the Fund ceased operations on July 28, 2000 and accordingly this is the last time an Annual Notice will be filed on Form 24F-2 for the Fund by the Issuer. The Issuer is still continuously offering shares of various other series, however, and Items 4(a) and 4(c) on the attached Form have been answered based on the Issuer's continuing operations.

     Please direct any questions concerning this filing to me at (617) 951-7569.

                                            Very truly yours,

                                            JOHN B. MCGINTY, JR.

                                            John B. McGinty, Jr.


Enclosures

cc:  Andrew L. Gangolf, Esq.
     J.B. Kittredge, Esq.


                                          UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549

                                           FORM 24F-2
                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2

1.     Name and Address of issuer:

         The Alliance Portfolios
         1345 Avenue of the Americas
         New York, New York  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

       o  Alliance Short-Term U.S. Government Fund

3.     Investment Company Act File Number:
         811-05088
       Securities Act File Number:
         33-12988

4(a).  Last day of fiscal year for which this Form is filed:

       August 31, 2000

4(b). o Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). o Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f)                                        $126,250,485

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                  $163,274,942

       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to the
              Commission:                                                   $(0)
                                                                             ---
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                             $163,274,942

       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                         $0

       (vi)   Redemption credits available for use in
              future years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                               $(37,024,457)

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                             x$0.000278
                                                                       --------
       (viii) Registration fee due [multiply Item
              5(v)  by Item 5(vii)] (enter "0" if no
              fee is due):                                                  =$0


6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
       Act of 1933 pursuant to rule 24e-2 as in effect before October
       11, 1997, then report the amount of securities (number of
       shares or other units) deducted here:                                 N/A
                                                                             ---
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
       the issuer in future fiscal years, then state that number here:       N/A
                                                                             ---

7.     Interest due - if this Form is being filed more than 90 days after
       the end of the issuer's fiscal year (see Instruction D):              +$0
                                                                             ---

8.     Total of the amount of the registration fee due plus any interest
       due [line 5(viii)plus line 7]:                                        =$0
                                                                             ---

9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:                                      N/A
                                                                             ---

       Method of Delivery:
         o  Wire Transfer
         o  Mail or other means

                                     Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           ANDREW L. GANGOLF _____________
                                    Andrew L. Gangolf
                                    Assistant Clerk

Date November 28, 2000

*Please print the name and title of the signing officer below the signature.